UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-10609

Small Cap Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2006

Item 1. Schedule of Investments

Small-Cap Portfolio                                                                                                                                 as of June 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.1%

Security	Shares	Value
Air Freight & Logistics — 2.8%
Forward Air Corp.	14,900	$606,877
		$606,877
Airlines — 1.9%
SkyWest, Inc.	16,900	419,120
		$419,120
Automobiles — 1.1%
Winnebago Industries	7,400	229,696
		$229,696
Building Products — 1.1%
Simpson Manufacturing Co., Inc.	6,500	234,325
		$234,325
Capital Markets — 2.5%
Affiliated Managers Group, Inc. (1)	6,300	547,407
		$547,407
Commercial Banks — 9.6%
Capital City Bank Group, Inc.	14,000	422,800
PrivateBancorp, Inc.	6,100	252,601
Seacoast Banking Corp. of Florida	17,420	463,895
Texas Regional Bancshares, Class A	11,930	452,386
UCBH Holdings, Inc.	17,700	292,758
Westamerica Bancorporation	4,200	205,674
		$2,090,114
Commercial Services & Supplies — 8.0%
ABM Industries, Inc.	16,260	278,046
Adesa, Inc.	13,000	289,120
Advisory Board Co., (The) (1)	4,400	211,596
Brady Corp., Class A	7,900	291,036
G & K Services, Inc.	4,900	168,070
McGrath Rentcorp	10,000	278,100
Mine Safety Appliances Co.	5,600	225,120
		$1,741,088
Containers & Packaging — 1.7%
AptarGroup, Inc.	7,600	377,036
		$377,036
Diversified Consumer Services — 2.8%
Bright Horizons Family Solutions, Inc. (1)	4,400	165,836
Matthews International Corp.	13,000	448,110
		$613,946

Diversified Financial Services — 2.1%
Financial Federal Corp.	16,500	$458,865
		$458,865
Electric Utilities — 1.1%
ALLETE, Inc.	5,133	243,047
		$243,047
Electrical Equipment — 3.0%
Genlyte Group, Inc. (The) (1)	9,100	659,113
		$659,113
Electronic Equipment & Instruments — 3.5%
National Instruments Corp.	8,650	237,010
Scansource, Inc. (1)	18,000	527,760
		$764,770
Energy Equipment & Services — 2.4%
Hydril Co. (1)	4,000	314,080
Oil States International, Inc. (1)	6,100	209,108
		$523,188
Food & Staples Retailing — 2.2%
Casey’s General Stores, Inc.	9,300	232,593
Ruddick Corp.	9,700	237,747
		$470,340
Food Products — 1.1%
Tootsie Roll Industries, Inc.	7,900	230,127
		$230,127
Gas Utilities — 2.4%
Energen Corp.	8,000	307,280
Piedmont Natural Gas Co., Inc.	9,000	218,700
		$525,980
Health Care Equipment & Supplies — 7.5%
ICU Medical, Inc. (1)	9,800	413,952
Mentor Corp.	11,300	491,550
Meridian Bioscience, Inc.	9,100	227,045
Young Innovations, Inc.	14,000	493,220
		$1,625,767
Health Care Providers & Services — 6.3%
CorVel Corp. (1)	8,000	200,000
inVentiv Health, Inc. (1)	8,000	230,240
Landauer, Inc.	11,000	526,900
Owens & Minor, Inc.	7,100	203,060
PSS World Medical, Inc. (1)	12,300	217,095
		$1,377,295

Hotels, Restaurants & Leisure — 6.5%
Ambassadors Group, Inc.	10,400	$300,352
IHOP Corp.	3,800	182,704
Sonic Corp. (1)	17,062	354,719
Speedway Motorsports, Inc.	15,500	584,970
		$1,422,745
Household Durables — 0.8%
M/I Homes, Inc.	5,100	178,908
		$178,908
Industrial Conglomerates — 1.0%
Raven Industries, Inc.	6,700	211,050
		$211,050
Insurance — 4.9%
Alfa Corp.	13,200	218,592
Midland Co.	7,500	284,850
RLI Corp.	11,500	554,070
		$1,057,512
Oil, Gas & Consumable Fuels — 3.8%
Berry Petroleum Co.	9,200	304,980
Holly Corp.	11,000	530,200
		$835,180
Real Estate Investment Trusts (REITs) — 1.5%
Universal Health Realty Income Trust	10,200	319,770
		$319,770
Semiconductors & Semiconductor Equipment — 2.9%
Power Integrations, Inc. (1)	16,700	291,916
Varian Semiconductor Equipment Associates, Inc. (1)	10,150	330,991
		$622,907
Software — 10.8%
ANSYS, Inc. (1)	13,000	621,660
FactSet Research Systems, Inc.	14,600	690,580
Jack Henry & Associates, Inc.	23,100	454,146
Kronos, Inc. (1)	9,800	354,858
Manhattan Associates, Inc. (1)	11,400	231,306
		$2,352,550

Specialty Retail — 2.8%
Aaron Rents, Inc.	22,200	$596,736
		$596,736
Total Common Stocks (identified cost $15,882,277)		$21,335,459
Total Investments — 98.1% (identified cost $15,882,277)		$21,335,459
Other Assets, Less Liabilities — 1.9%		$422,979
Net Assets — 100.0%		$21,758,438

(1)	Non-income producing security.

The Portfolio did not have any open financial instruments at June 30, 2006.

The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$15,882,277
Gross unrealized appreciation	$5,866,075
Gross unrealized depreciation	(412,893)
Net unrealized appreciation	$5,453,182

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Small Cap Portfolio

By:	/s/ James B. Hawkes
James B. Hawkes
President and Principal Executive Officer

Date:	August 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James B. Hawkes
James B. Hawkes
President and Principal Executive Officer

Date:	August 28, 2006

By:	/s/ Kristin S. Anagnost
Kristin S. Anagnost
Treasurer and Principal Financial Officer

Date:	August 28, 2006